Segment Measure (Unaudited) (Details) - USD ($) $ in Millions	3 Months Ended							9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025
Segment Reporting [Abstract]
Number of Reportable Segments Not Disclosed Flag								true
Segment Reporting Information [Line Items]
Revenue	$ 13,467	$ 12,651	$ 11,533	$ 11,959	$ 11,188	$ 10,700	$ 10,131
Income from operations	1,113	1,450	1,228	770	1,061	796	172
Interest expense	(112)	(108)	(105)	(117)	(143)	(139)	(124)
Interest income	193	181	169	191	195	176	159
Other income (expense), net	1,426	(19)	93	65	1,656	244	(837)
Income (loss) before income taxes and loss from equity method investments	2,620	1,504	1,385	909	2,769	1,077	(630)
Segments
Segment Reporting Information [Line Items]
Revenue	13,467	12,651	11,533	11,959	11,188	10,700	10,131
Platform Participant direct transaction costs	(5,414)	(4,840)	(4,411)	(4,693)	(4,344)	(4,152)	(3,938)
Other	(5,418)	(5,342)	(4,889)	(5,060)	(4,825)	(4,675)	(4,497)
Segment Operating Income (Loss)	2,635	2,469	2,233	2,206	2,019	1,873	1,696
Segments | Mobility
Segment Reporting Information [Line Items]
Revenue	7,682	7,288	6,496	6,911	6,409	6,134	5,633
Platform Participant direct transaction costs	(2,359)	(2,058)	(1,771)	(1,995)	(1,770)	(1,682)	(1,437)
Other	(3,459)	(3,501)	(3,138)	(3,308)	(3,125)	(3,060)	(2,886)
Segment Operating Income (Loss)	1,864	1,729	1,587	1,608	1,514	1,392	1,310
Segments | Delivery
Segment Reporting Information [Line Items]
Revenue	4,477	4,102	3,777	3,773	3,470	3,293	3,214
Platform Participant direct transaction costs	(1,874)	(1,649)	(1,506)	(1,536)	(1,389)	(1,324)	(1,342)
Other	(1,792)	(1,687)	(1,600)	(1,598)	(1,537)	(1,455)	(1,444)
Segment Operating Income (Loss)	811	766	671	639	544	514	428
Segments | Freight
Segment Reporting Information [Line Items]
Revenue	1,308	1,261	1,260	1,275	1,309	1,273	1,284
Platform Participant direct transaction costs	(1,181)	(1,133)	(1,134)	(1,162)	(1,185)	(1,146)	(1,159)
Other	(167)	(154)	(151)	(154)	(163)	(160)	(167)
Segment Operating Income (Loss)	(40)	(26)	(25)	(41)	(39)	(33)	(42)
Reconciling items
Segment Reporting Information [Line Items]
Corporate G&A and Platform R&D	(960)	(935)	(907)	(888)	(873)	(848)	(875)
Amortization of acquired intangible assets	(72)	(65)	(64)	(64)	(73)	(68)	(85)
Legal, tax, and regulatory reserve charges and settlements	(479)		(28)	(462)		(134)	(527)
Goodwill and asset impairments/loss on sale of assets	(2)			(6)			3
Acquisition, financing and divestitures related expenses	(6)	$ (19)	(3)	(9)	(8)	(18)	(33)
Loss on lease arrangement, net			(2)	(2)
Restructuring and related charges	$ (3)		$ (1)	$ (5)	$ (4)	$ (9)	$ (7)